INITIAL PUBLIC OFFERING (Details) - $ / shares	Oct. 12, 2021	Dec. 31, 2023
INITIAL PUBLIC OFFERING
Purchase price, per unit		$ 10.05
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units issued	23,000,000
Purchase price, per unit	$ 10.00
Initial Public Offering | Class A common stock
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants in a unit	0.5
Initial Public Offering | Public Warrants | Class A common stock
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant	1
Exercise price of warrants and rights	$ 11.50
Over Allotment
INITIAL PUBLIC OFFERING
Number of units issued	3,000,000
Purchase price, per unit	$ 10.00